EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE	EARNINGS (LOSS) PER SHARE
Basic earnings (loss) per share is calculated by dividing the net income (loss) for the period attributable to shareholders of the Company by the weighted average number of shares outstanding during the period. Diluted earnings (loss) per share is calculated by dividing the net income (loss) for the period attributable to shareholders of the Company by the weighted average number of shares outstanding after adjusting for the impact of all share options and RSUs with a dilutive effect. The Company uses the treasury stock method to calculate the dilutive effect of outstanding equity awards for diluted earnings (loss) per share. For the year ended December 31, 2021, the weighted average number of shares used within the calculation was adjusted for the impact of the Total Produce seven to one share exchange for existing shareholders that occurred immediately prior to the Merger and IPO Transaction.
The following table presents basic and diluted earnings (loss) per share for each of the years ended December 31, 2023, December 31, 2022 and December 31, 2021:

	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021

	(U.S. Dollars and shares in thousands, except per share amounts)
Income from continuing operations	$177,527	$168,230	$37,561
Less: Net income attributable to noncontrolling interests	(31,646)	(25,287)	(24,212)
Income from continuing operations attributable to Dole plc	145,881	142,943	13,349
Loss from discontinued operations, net of income taxes	(21,818)	(56,447)	(20,568)
Net income (loss) attributable to Dole plc	$124,063	$86,496	$(7,219)

Weighted average number of shares outstanding:
Weighted average number of shares – basic	94,917	94,886	72,190
Effect of share awards with a dilutive effect	201	28	194
Weighted average number of shares – diluted	95,118	94,914	72,384

Income (loss) per share:
Basic:
Continuing operations	$1.54	$1.51	$0.18
Discontinued operations	(0.23)	(0.60)	(0.28)
Net income (loss) per share attributable to Dole plc	$1.31	$0.91	$(0.10)
Diluted:
Continuing operations	$1.53	$1.51	$0.18
Discontinued operations	(0.23)	(0.60)	(0.28)
Net income (loss) per share attributable to Dole plc	$1.30	$0.91	$(0.10)
The average market value of the Company’s shares used for the purpose of calculating the dilutive effect of share options and RSUs with a market condition is based on quoted market prices for the period during which the awards were outstanding during the year. The calculation of diluted earnings (loss) per share for the years ended December 31, 2023, December 31, 2022 and December 31, 2021 does not include the effect of certain awards, because to do so would be antidilutive.